SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent		$ 315,059	$ 421,046	$ 494,295	$ 487,350
Accumulated loss on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent		0	(125)
Accumulated income (loss) on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent		539	(412)
Accumulated foreign currency translation differences and other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent		(8,941)	(9,041)	(961)
Accumulated other comprehensive loss, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent	[1]	$ (8,402)	$ (9,578)	$ (704)	$ 1,083

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities.